BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Inventories, Net
The following table shows the components of inventory (in thousands):

	June 30, 2023	December 31, 2022
Raw materials	$5,945	$3,377
Finished goods	118	115

Total inventories	6,063	3,492
Allowance for obsolete inventory	(134)	(211)

Inventories, net	$5,929	$3,281

The following table shows the components of inventory (in thousands):

	December 31, 2022	December 31, 2021
Raw materials	$3,377	$2,285
Finished goods	115	130

Total inventories	3,492	2,415
Allowance for obsolete inventory	(211)	(74)

Inventories, net	$3,281	$2,341

Summary of Prepaid Expenses and Other Current Assets
The following table shows the components of prepaid expenses and other current assets (in thousands):

	June 30, 2023	December 31, 2022
Prepaid expenses:
ERC benefits receivable	$—	$2,117
Deposits on inventory	2,809	680
Prepaid income tax	536	—
Prepaid insurance	2,230	358
Prepaid rent	388	381
Prepaid equipment	254	179
Prepaid other	202	173
Other current assets:
Interest rate swap asset	$385	$476
Other	—	17

Total	$6,804	$4,381

The following table shows the components of prepaid expenses and other current assets (in thousands):

	December 31, 2022	December 31, 2021
Prepaid expenses:
ERC benefits receivable	$2,117	$—
Deposits on inventory	680	—
Prepaid income tax	—	—
Prepaid insurance	358	252
Prepaid rent	381	336
Prepaid equipment	179	155
Prepaid other	173	150
Other current assets:
Interest rate swap asset	$476	$—
Other	17	12

Total	$4,381	$905

Summary of Accrued Expenses and Other Current Liabilities
The following table shows the components of accrued expenses and other current liabilities (in thousands):

	June 30, 2023	December 31, 2022
Accrued expenses:
Accrued compensation and related benefits	$4,246	$3,392
Accrued insurance	2,307	525
Accrued transaction advisory fees	2,000	—
Accrued professional services	840	509
Accrued interest	47	62
Accrued property taxes	575	41
Other	34	38
Other current liabilities:
Income tax payable	$1,910	$1,780
Sales tax payable	524	587
Unbilled lost-in-hole revenue	146	282
Deferred revenue	—	83

Total accrued expenses and other current liabilities	$12,629	$7,299

The following table shows the components of accrued expenses and other current liabilities (in thousands):

	December 31, 2022	December 31, 2021
Accrued expenses:
Accrued compensation and related benefits	$3,392	$952
Accrued insurance	525	301
Accrued professional services	509	61
Accrued interest	62	74
Accrued property taxes	41	35
Other	38	48
Other current liabilities:
Income tax payable	$1,780	$895
Sales tax payable	587	422
Unbilled lost-in-hole revenue	282	116
Deferred revenue	83	63
Interest rate swap liability	—	947

Total accrued expenses and other current liabilities	$7,299	$3,914